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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

A MESSAGE FROM SECURITY BENEFIT

DEAR VALUED SECURITY BENEFIT GROUP CUSTOMER:

Despite the uncertainties of the stock market,  the year 2000 was an outstanding year for Security Benefit Group. We continued delivering solid financial results in 2000 - record  sales,  revenues,  equity and assets  under  management  - and fortified our financial strength,  thus, enriching our ability to help customers build financially secure futures.

For Security  Benefit Group,  2000 is best described by two words - eventful and exciting.

2000 - AN EVENTFUL YEAR

2000 was an eventful year for our company  because of the major  investments  we made in cutting edge  technology,  innovative  products and our core  retirement plan business - K-12 education professionals.

Throughout  2000,  we invested in  technology  that will  enhance our ability to provide  outstanding  customer  service.  Already  recognized as one of the best providers of customer service in the financial services industry, our goal is to be the best. Bottom line - the  technological  advances we introduce in 2001 are designed to equip our customer service  professionals with the tools to give you the critical information you need to make sound financial decisions.

We also  invested  in a variety of new and  innovative  annuity  and mutual fund products  that blaze an exciting new trail in the financial  services  industry.
Choice and  flexibility  are at the heart of several  creative new products that will be launched throughout 2001.

The highlight of our year,  though,  was being named the  exclusive  provider of retirement plan products and services to the 2.6 million members of the National
Education  Association  (NEA).  Security  Benefit and its  affiliates  have been providing  retirement products and services to K-12 education  professionals for over 30 years - it's our core  business and we plan to continue  focusing on our core  business  for  many,  many  more  years.  The  relationship  with  the NEA reinforces our position in this market segment and strengthens our commitment to the country's largest body of unsung heroes.

2000 - AN EXCITING YEAR

2000 was an exciting  year  because the  investments  that were made in Security
Benefit Group have resulted in a future more  brilliant than ever before and has triggered a strong wave of momentum and enthusiasm throughout the organization.

Our investment  team received  strong  recognition for their ability to generate outstanding  performances.  In particular,  our mid-cap funds,  global fund, and diversified  income fund led the list with our mid-cap investment team receiving recognition  by Mutual  Fund  magazine,  Investors  Business  Daily,  Lipper and others.  That's  exciting!  We also continued to receive top recognition for our outstanding annuity and mutual fund customer service.

Most importantly,  though, we're excited about our future with you. 2001 has the beginnings of another record year for Security Benefit Group.  Thank you for the privilege  of helping you plan and save for your  retirement.  Our  objective is simple  - to be  the  most  customer-focused  company  in the  entire  financial services industry and to help you reach your retirement goals.

Sincerely,

KRIS A. ROBBINS

Kris A. Robbins
President & Chief Executive Officer
Security Benefit Group

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board
Security Benefit Life Insurance Company
Topeka, Kansas

KRIS A. ROBBINS
President and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings Bank
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
Vice Chairman
Koch Industries, Inc.
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

PAT A. LOCONTO
Chief Executive Officer (Ret.)
Deloitte Consulting
New York, New York

FRANK C. SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security  Benefit  Mutual Holding  Company (the
"Mutual  Holding  Company")  will be held on  Tuesday,  June 5, 2001,  at 700 SW
Harrison St.,  Topeka,  Kansas,  at 1:00 p.m. Each owner of an insurance  policy issued by  Security  Benefit  Life  Insurance  Company is a member of the Mutual
Holding  Company and is entitled to vote,  either in person or by proxy,  on all matters  coming  before the meeting.  Proxies are  available  from the corporate secretary and must be returned no later than May 31, 2001.

This report is submitted only for the general  information  of Security  Benefit
Life Variable Annuity  contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

FINANCIAL STATEMENTS

Variable Annuity Account XI
Year ended December 31, 2000 and period from
October 27, 1999 (inception date) to December 31, 1999

                           Variable Annuity Account XI
                              Financial Statements
                  Year ended December 31, 2000 and period from
             October 27, 1999 (inception date) to December 31, 1999

                                    CONTENTS

                                                                            PAGE

Report of Independent Auditors...........................................     1

Audited Financial Statements

                         Report of Independent Auditors

The Contract Owners
Variable Annuity Account XI
         and
The Board of Directors
Security Benefit Life Insurance Company

We have  audited the  accompanying  individual  and combined  balance  sheets of
Variable  Annuity  Account  XI  (comprised  of  the  individual  subaccounts  as indicated  therein) as of December  31,  2000,  and the  related  statements  of operations  for the year then ended and  changes in net assets for the year then ended and the period  from  October 27, 1999  (inception  date) to December  31,
1999. These financial statements are the responsibility of Security Benefit Life
Insurance Company's  management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2000, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual  subaccounts of Variable Annuity Account XI at December 31, 2000, and
the individual and combined results of their operations and changes in their net assets for the periods described above in conformity with accounting  principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 2, 2001

                           Variable Annuity Account XI
                                 Balance Sheets
                                December 31, 2000
            (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

ASSETS

Investments:
  SBL Fund:
    Series I (International Series) - 30,854 shares at
      net asset value of $10.35 per share (cost, $383)........................   $  319
    Series O (Equity Income Series) - 61,453 shares at
      net asset value of $17.66 per share (cost, $1,028)......................    1,085

  T. Rowe Price Equity Series, Inc. (T. Rowe Price Mid-Cap Growth Portfolio) -
    98,180 shares at net asset value of $18.43 per share (cost, $1,779).......    1,809

  Goldman Sachs Variable Insurance Trust:
    Goldman Sachs CORE Small Cap Equity Fund - 31,907 shares
      at net asset value of $10.40 per share (cost, $344).....................      332
    Goldman Sachs Capital Growth Fund - 127,579 shares
      at net asset value of $12.09 per share (cost, $1,746)...................    1,542
                                                                                  -----
Combined assets...............................................................   $5,087
                                                                                  =====

                                                         NUMBER       UNIT
                                                        OF UNITS     VALUE
NET ASSETS                                              -------------------
Net assets are represented by:
  International Subaccount:
    Accumulation units...............................    31,251      $10.22     $  319
  Equity Income Subaccount:
    Accumulation units...............................    54,961       19.74      1,085
  T. Rowe Price Mid-Cap Growth Subaccount:
    Accumulation units...............................    97,053       18.64      1,809
  Goldman Sachs CORE Small Cap Equity Subaccount:
    Accumulation units...............................    31,952       10.38        332
  Goldman Sachs Capital Growth Subaccount:
    Accumulation units...............................   120,772       12.77      1,542
                                                                                 -----
Combined net assets..................................                           $5,087
                                                                                 =====

SEE ACCOMPANYING NOTES.

                           Variable Annuity Account XI
                            Statements of Operations
                          Year ended December 31, 2000
                                 (IN THOUSANDS)

                                                               EQUITY      T. ROWE PRICE
                                            INTERNATIONAL      INCOME      MID-CAP GROWTH
                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                            ---------------------------------------------
Investment income (loss):
  Dividend distributions.................       $---           $  2            $---
  Expenses (NOTE 2):
    Mortality and expense risk fee.......         (1)            (4)             (6)
    Administrative fee...................         (2)            (5)            (12)
                                            ---------------------------------------------
Net investment loss......................         (3)            (7)            (18)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions............        ---             87              30
  Realized gain (loss) on investments....         (4)           (36)             20
  Unrealized gain (loss) on investments..        (73)            77              (6)
                                            ---------------------------------------------
Net realized and unrealized
  gain (loss) on investments.............        (77)           128              44
                                            ---------------------------------------------
Net increase (decrease) in net
  assets resulting from operations.......       $(80)          $121            $ 26
                                            =============================================

                                            GOLDMAN SACHS CORE   GOLDMAN SACHS
                                             SMALL CAP EQUITY    CAPITAL GROWTH
                                                SUBACCOUNT         SUBACCOUNT     COMBINED
                                            ----------------------------------------------
Investment income (loss):
  Dividend distributions.................          $ 1               $   2         $   5
  Expenses (NOTE 2):
    Mortality and expense risk fee.......           (1)                 (7)          (19)
    Administrative fee...................           (2)                (14)          (35)
                                            ----------------------------------------------
Net investment loss......................           (2)                (19)          (49)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions............            9                  91           217
  Realized gain (loss) on investments....           (1)                (82)         (103)
  Unrealized gain (loss) on investments..           13                (501)         (490)
                                            ----------------------------------------------
Net realized and unrealized
  gain (loss) on investments.............           21                (492)         (376)
                                            ----------------------------------------------
Net increase (decrease) in net
  assets resulting from operations.......          $19               $(511)        $(425)
                                            ==============================================

SEE ACCOMPANYING NOTES.

                           Variable Annuity Account XI
                       Statements of Changes in Net Assets
                  Year ended December 31, 2000 and period from
             October 27, 1999 (inception date) to December 31, 1999
                                 (IN THOUSANDS)

                                                                           T. ROWE PRICE
                                    INTERNATIONAL      EQUITY INCOME       MID-CAP GROWTH
                                     SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                    2000     1999      2000      1999      2000      1999
                                    -----------------------------------------------------
Increase (decrease)
  in net assets:
  From operations:
    Net investment income (loss).   $ (3)    $---     $   (7)    $ 10     $  (18)    $---
    Capital gains distributions..    ---      ---         87        6         30        5
    Realized gain (loss)
      on investments.............     (4)     ---        (36)      (1)        20      ---
    Unrealized gain (loss)
      on investments.............    (73)       9         77      (20)        (6)      36
                                    -----------------------------------------------------
  Net increase (decrease) in net
    assets from operations.......    (80)       9        121       (5)        26       41

  From contractholder
    transactions (NOTE 3):
    Variable annuity deposits....    386       86        532      649      1,377      466
    Terminations and withdrawals.    (82)     ---       (205)      (7)      (101)     ---
                                    -----------------------------------------------------
  Net increase in net assets
    from contractholder
    transactions.................    304       86        327      642      1,276      466
                                    -----------------------------------------------------
Net increase in net assets.......    224       95        448      637      1,302      507
Net assets at beginning of year..     95      ---        637      ---        507      ---
                                    -----------------------------------------------------
Net assets at end of year........   $319     $ 95     $1,085     $637     $1,809     $507
                                    =====================================================

                                    GOLDMAN SACHS
                                      CORE SMALL      GOLDMAN SACHS
                                      CAP EQUITY      CAPITAL GROWTH
                                      SUBACCOUNT        SUBACCOUNT           COMBINED
                                     2000    1999      2000      1999      2000      1999
                                    ------------------------------------------------------
Increase (decrease)
  in net assets:
  From operations:
    Net investment income (loss).   $ (2)   $ ---    $  (19)   $    1   $   (49)   $   11
    Capital gains distributions..      9        2        91       ---       217        13
    Realized gain (loss)
      on investments.............     (1)       2       (82)      100      (103)      101
    Unrealized gain (loss)
      on investments.............     13      (25)     (501)      297      (490)      297
                                    ------------------------------------------------------
  Net increase (decrease) in net
    assets from operations.......     19      (21)     (511)      398      (425)      422

  From contractholder
    transactions (NOTE 3):
    Variable annuity deposits....    265      356     1,418       938     3,978     2,495
    Terminations and withdrawals.    (43)    (244)     (701)      ---    (1,132)     (251)
                                    ------------------------------------------------------
  Net increase in net assets
    from contractholder
    transactions.................    222      112       717       938     2,846     2,244
                                    ------------------------------------------------------
Net increase in net assets.......    241       91       206     1,336     2,421     2,666
Net assets at beginning of year..     91      ---     1,336       ---     2,666       ---
                                    ------------------------------------------------------
Net assets at end of year........   $332    $  91    $1,542    $1,336   $ 5,087    $2,666
                                    ======================================================

SEE ACCOMPANYING NOTES.

                           Variable Annuity Account XI
                          Notes to Financial Statements
                                December 31, 2000

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    Variable  Annuity Account XI (the Account) is a separate account of Security
    Benefit  Life  Insurance  Company  (SBL).  The Account is  registered  as an open-end  management  investment company under the Investment Company Act of
    1940, as amended.  Deposits  received by the Account are invested in the SBL
    Fund,  the T. Rowe Price Equity  Series,  Inc. or the Goldman Sachs Variable
    Insurance  Trust,  mutual funds not  otherwise  available to the public.  As directed  by the  owners,  amounts  deposited  may be  invested in shares of
    Series I (International  Series - emphasis on long-term capital appreciation by investing  primarily in non-U.S.  equity  securities and other securities with equity  characteristics),  Series O (Equity Income Series - emphasis on substantial  dividend income and also capital  appreciation),  T. Rowe Price
    Mid-Cap Growth  Portfolio  (emphasis on long-term  capital  appreciation  by investing  in mid-cap  stocks  with  potential  for  above-average  growth),
    Goldman  Sachs CORE Small Cap Equity Fund  (emphasis on long-term  growth of capital through a broadly  diversified  portfolio of equity securities which are  included  in the  Russell  2000  Index at the time of  investment)  and
    Goldman Sachs Capital Growth Fund  (emphasis on long-term  growth of capital primarily through  investment in U.S. equity securities that offer long-term capital appreciation potential).

    Under the terms of the investment advisory contracts,  portfolio investments of the SBL  Fund are made by  Security  Management  Company,  LLC  (SMC),  a limited  liability  company  controlled  by its  members,  SBL and  Security
    Benefit Group,  Inc., a  wholly-owned  subsidiary of SBL. SMC has engaged T.
    Rowe Price Associates,  Inc. to provide sub-advisory services for the Equity
    Income Series and Bankers Trust Company to provide sub-advisory services for the International Series. Portfolio investments of the T. Rowe Price Mid-Cap
    Growth  Portfolio  are  made  by  its  investment  advisor,  T.  Rowe  Price
    Associates, Inc. Portfolio investments in the CORE Small Cap Equity Fund and
    Capital  Growth Fund are made by their  investment  advisor,  Goldman  Sachs
    Asset Management.

    INVESTMENT VALUATION

    Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the  underlying  mutual  fund).  The average  cost method  is  used  to  determine  realized  gains  and  losses  on  sales  of investments. Investment transactions are accounted for on the trade date.

    The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2000 and the period from October 27,1999  (inception date) to December 31, 1999 were as follows:

                                        2000                       1999
                               -------------------------------------------------
                                COST OF     PROCEEDS       COST OF     PROCEEDS
                               PURCHASES   FROM SALES     PURCHASES   FROM SALES
                               -------------------------------------------------
                                                (IN THOUSANDS)
    International Series....    $  549       $  248         $ 86         $---
    Equity Income Series....     1,114          707          709           51
    T. Rowe Price Mid-Cap
      Growth Portfolio......     2,018          730          490           19
    Goldman Sachs CORE
      Small Cap Equity Fund.       978          785          404          254
    Goldman Sachs Capital
      Growth Fund...........     3,332        2,199          979          384

    ANNUITY RESERVES

    As of December 31, 2000, annuity reserves have not been established  because there are no contracts  that have matured and are in the payout stage.  Such reserves would be computed on the basis of published  mortality tables using assumed  interest rates that would provide reserves as prescribed by law. In cases where the payout option selected is life contingent,  SBL periodically recalculates the required annuity reserves,  and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS

    Dividend  and  capital  gains  distributions  paid by the mutual fund to the
    Account are  reinvested  in  additional  shares of each  respective  series, portfolio  or fund.  Dividend  income and capital  gains  distributions  are recorded as income on the ex-dividend date.

    FEDERAL  INCOME  TAXES

    The  operations of the Account are a part of the  operations  of SBL.  Under current law, no federal  income taxes are allocated by SBL to the operations of the Account.

    USE OF ESTIMATES

    The  preparation  of financial  statements  in  conformity  with  accounting principles  generally  accepted in the United States requires  management to make  estimates  and  assumptions  that affect the  amounts  reported in the financial  statements and  accompanying  notes.  Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    SBL may deduct a maximum daily  administration and distribution charge equal to an annual rate of 0.94% of each  Subaccounts'  average  daily net assets, except the Equity Income and International Subaccounts for which the maximum annual rate is 0.59%.  SBL is currently  charging an annual rate of 0.91% of each  Subaccounts'  average  daily net assets,  except the Equity Income and
    International  Subaccounts  which are being charged an annual rate of 0.56%.
    Mortality  and expense  risks  assumed by SBL are  compensated  for by a fee equivalent  to an annual  rate of 0.45% of the  average  daily net assets of each subaccount.

    When  applicable,  an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

    Unit  transactions  for the year ended December 31, 2000 and the period from
    October 27, 1999 (inception date) to December 31, 1999 were as follows:

                                                                      UNITS
                                                                  --------------
                                                                  2000      1999
                                                                  --------------
                                                                  (IN THOUSANDS)
    International Subaccount:
      Variable annuity deposits................................    31          7
      Terminations, withdrawals and expense charges............     7        ---
    Equity Income Subaccount:
      Variable annuity deposits................................    31         36
      Terminations, withdrawals and expense charges............    13        ---
    T. Rowe Price Mid-Cap Growth Subaccount:
      Variable annuity deposits................................    74         29
      Terminations, withdrawals and expense charges............     6        ---
    Goldman Sachs CORE Small Cap Equity Subaccount:
      Variable annuity deposits................................    25         36
      Terminations, withdrawals and expense charges............     5         24
    Goldman Sachs Capital Growth Subaccount:
      Variable annuity deposits................................    87         72
      Terminations, withdrawals and expense charges............    37          1